RESULTS FOR THE YEAR - OTHER OPERATING INCOME, NET (Details) - DKK DKK in Millions		1 Months Ended	12 Months Ended
	Feb. 28, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Income from partial divestment of NNIT A/S (not allocated to segments)			DKK 0	DKK 0	DKK 2,376
Consideration received and recorded in the cash flow statement			DKK 0	DKK 0	2,303
NNIT A/S, Denmark
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed of		74.50%
Percentage of shares owned	100.00%
Income from partial divestment of NNIT A/S (not allocated to segments)					2,376
Cost of partial divestment					150
Consideration received and recorded in the cash flow statement					DKK 2,303